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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02424

                        Van Kampen Strategic Growth Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 11/30/07

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Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2007 (UNAUDITED)


                                                                      NUMBER OF
  DESCRIPTION                                                          SHARES              VALUE
  ---------------------------------------------------------------------------------------------------
  COMMON STOCKS  99.8%
  AIR FREIGHT & LOGISTICS  3.4%
  C.H. Robinson Worldwide, Inc. ............................           1,377,815      $    71,026,363
  Expeditors International of Washington, Inc. .............           1,217,283           57,114,919
                                                                                      ---------------
                                                                                          128,141,282
                                                                                      ---------------
  APPAREL, ACCESSORIES & LUXURY GOODS  1.5%
  Coach, Inc. (a) ..........................................           1,562,988           58,049,374
                                                                                      ---------------

  APPAREL RETAIL  2.0%
  Abercrombie & Fitch Co., Class A .........................             947,709           77,750,046
                                                                                      ---------------

  BIOTECHNOLOGY  0.9%
  Illumina, Inc. (a) .......................................             582,387           33,656,145
                                                                                      ---------------

  CASINOS & GAMING  3.7%
  Wynn Resorts, Ltd. .......................................           1,123,069          142,562,379
                                                                                      ---------------

  COMMUNICATIONS EQUIPMENT  5.9%
  Cisco Systems, Inc. (a) ..................................           2,322,392           65,073,424
  Research In Motion, Ltd. (Canada) (a) ....................           1,400,315          159,383,853
                                                                                      ---------------
                                                                                          224,457,277
                                                                                      ---------------
  COMPUTER HARDWARE  3.0%
  Apple, Inc. (a) ..........................................             624,652          113,824,087
                                                                                      ---------------

  CONSTRUCTION MATERIALS  3.1%
  Cemex, SAB de CV - ADR (Mexico) (a) ......................           2,527,418           72,309,429
  Martin Marietta Materials, Inc. ..........................             341,705           45,976,408
                                                                                      ---------------
                                                                                          118,285,837
                                                                                      ---------------
  CONSUMER FINANCE  3.2%
  American Express Co. .....................................           2,046,651          120,711,476
                                                                                      ---------------

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
  DATA PROCESSING & OUTSOURCED SERVICES  1.6%
  MasterCard, Inc., Class A ................................             302,334           60,663,317
                                                                                      ---------------

  DEPARTMENT STORES  1.3%
  Sears Holdings Corp. (a) .................................             474,406           50,054,577
                                                                                      ---------------

  DISTRIBUTORS  1.8%
  Li & Fung, Ltd. (HKD) (Bermuda) ..........................          16,996,000           67,750,730
                                                                                      ---------------

  DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  0.6%
  Corporate Executive Board Co. ............................             314,800           21,119,932
                                                                                      ---------------

  ENVIRONMENTAL & FACILITIES SERVICES  0.9%
  Stericycle, Inc. (a) .....................................             588,189           34,614,923
                                                                                      ---------------

  FERTILIZERS & AGRICULTURAL CHEMICALS  8.0%
  Monsanto Co. .............................................           3,060,076          304,079,752
                                                                                      ---------------

  HEALTH CARE EQUIPMENT  0.7%
  Gen-Probe, Inc. (a) ......................................             422,639           28,270,323
                                                                                      ---------------

  HOTELS, RESORTS & CRUISE LINES  1.2%
  Accor, SA (EUR) (France) .................................             562,417           47,655,045
                                                                                      ---------------

  HUMAN RESOURCE & EMPLOYMENT SERVICES  1.0%
  Monster Worldwide, Inc. (a) ..............................           1,137,706           38,420,332
                                                                                      ---------------

  HYPERMARKETS & SUPER CENTERS  1.5%
  Costco Wholesale Corp. ...................................             832,511           56,111,241
                                                                                      ---------------

  INTERNET RETAIL  5.6%
  Amazon.com, Inc. (a) .....................................           2,380,366          215,565,945
                                                                                      ---------------

  INTERNET SOFTWARE & SERVICES  17.0%
  Baidu.com, Inc. - ADR (Cayman Islands) (a) ...............             191,210           73,034,572
  eBay, Inc. (a) ...........................................           5,020,661          168,342,763
  Google, Inc., Class A (a) ................................             432,146          299,477,178
  Tencent Holdings, Ltd. (HKD) (Cayman Islands) ............           7,044,000           53,241,298
  Yahoo!, Inc. (a) .........................................           2,072,213           55,556,031
                                                                                      ---------------
                                                                                          649,651,842
                                                                                      ---------------

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
  MULTI-LINE INSURANCE  2.6%
  Loews Corp. ..............................................           2,100,601          100,387,722
                                                                                      ---------------

  MULTI-UTILITIES  1.0%
  Veolia Environnement, SA - ADR (France) ..................             409,198           37,973,574
                                                                                      ---------------

  OIL & GAS EXPLORATION & PRODUCTION  6.4%
  Southwestern Energy Co. (a) ..............................           1,079,565           53,729,950
  Ultra Petroleum Corp. (Canada) (a) .......................           2,920,665          189,551,159
                                                                                      ---------------
                                                                                          243,281,109
                                                                                      ---------------
  PROPERTY & CASUALTY INSURANCE  2.9%
  Berkshire Hathaway, Inc., Class B (a) ....................              23,245          109,019,050
                                                                                      ---------------

  REAL ESTATE MANAGEMENT & DEVELOPMENT  4.8%
  Brookfield Asset Management, Inc., Class A (Canada) ......           5,090,385          184,424,649
                                                                                      ---------------

  RESTAURANTS  2.8%
  Starbucks Corp. (a) ......................................           4,570,379          106,901,164
                                                                                      ---------------

  SPECIALIZED FINANCE  2.2%
  CME Group, Inc. ..........................................             127,884           84,224,402
                                                                                      ---------------

  STEEL  1.6%
  Nucor Corp. ..............................................           1,040,664           61,617,715
                                                                                      ---------------

  SYSTEMS SOFTWARE  1.6%
  VMware, Inc., Class A (a) ................................             649,241           59,321,150
                                                                                      ---------------

  WIRELESS TELECOMMUNICATION SERVICES  4.3%
  America Movil, SA de CV, Ser L - ADR (Mexico) ............           1,736,900          107,097,254
  China Mobile, Ltd. - ADR (Hong Kong) .....................             631,518           57,884,940
                                                                                      ---------------
                                                                                          164,982,194
                                                                                      ---------------
  TOTAL COMMON STOCKS  98.1% ...............................                            3,743,528,591
                                                                                      ---------------

  INVESTMENT COMPANIES  1.6%
    Aeroplan Income Fund (CAD) (Canada) ....................           2,211,463           50,866,192
    Aeroplan Income Fund (CAD) (Canada) (a)(b) .............             479,253           11,023,370
                                                                                      ---------------
                                                                                           61,889,562
                                                                                      ---------------
  TOTAL LONG-TERM INVESTMENTS  99.7%
    (Cost $3,524,376,456) ......................................................
                                                                                        3,805,418,153
                                                                                      ---------------

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
  REPURCHASE AGREEMENTS  1.2%
    Banc of America Securities ($13,495,997 par collateralized by U.S.
       Government obligations in a pooled cash account, interest rate of 4.62%,
       dated 11/30/07, to be sold on 12/03/07 at $13,501,192) ..................           13,495,997
    Citigroup Global Markets, Inc. ($11,996,441 par collateralized by U.S.
       Government obligations in a pooled cash account, interest rate of 4.54%,
       dated 11/30/07, to be sold on 12/03/07 at $12,000,980) ..................           11,996,441
    State Street Bank & Trust Co. ($20,447,562 par collateralized by U.S.
       Government obligations in a pooled cash account, interest rate of 4.23%,
       dated 11/30/07, to be sold on 12/03/07 at $20,454,770) ..................           20,447,562
                                                                                      ---------------

    TOTAL REPURCHASE AGREEMENTS
      (Cost $45,940,000) .......................................................           45,940,000
                                                                                      ---------------

    TOTAL INVESTMENTS  100.9%
      (Cost $3,570,316,456) ....................................................        3,851,358,153

    FOREIGN CURRENCY  0.0%
      (Cost $178,802) ..........................................................              173,421

    LIABILITIES IN EXCESS OF OTHER ASSETS  (0.9%) ..............................          (35,336,734)
                                                                                      ---------------

    NET ASSETS  100.0% .........................................................      $ 3,816,194,840
                                                                                      ===============


  Percentages are calculated as a percentage of net assets.

  (a) Non-income producing as this security currently does not declare income dividends.
  (b)  144A-Private Placement security which is exempt from registration under
       Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

  ADR - American Depositary Receipt
  HKD - Hong Kong Dollar
  EUR - Euro
  CAD - Canadian Dollar


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Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
Van Kampen Strategic Growth Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 17, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: January 17, 2008